FAIR VALUE MEASUREMENTS - Narrative (Q1) (Details) - shares	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares)		13,999,998
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares)	4,000,000.0	4,000,000.0